Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Institutional Class
Trading Symbol	KADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$70	1.35%
[1]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Net Assets	$ 73,675,201
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$73,675,201
Number of Holdings	18
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	70.4%
Open-End Funds	19.5%
Futures Contracts	-0.1%
Cash & Other	10.2%

Top 10 Issuers	(%)
Vanguard Total Stock Market ETF	19.4%
Janus Henderson AAA CLO ETF	12.5%
Manning & Napier High Yield Bond Series	10.7%
Victory Pioneer Strategic Income Fund	8.8%
iShares Core High Dividend ETF	7.0%
BNY Mellon Global Infrastructure Income ETF	5.8%
iShares Systematic Alternatives Active ETF	4.6%
iShares J.P. Morgan EM High Yield Bond ETF	4.5%
Simplify US Equity PLUS Managed Futures Strategy ETF	3.6%
iShares Broad USD High Yield Corporate Bond ETF	3.4%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/#overview
Kensington Credit Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Kensington Credit Opportunities ETF
Class Name	TF
Trading Symbol	KAMO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Credit Opportunities ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kensington Credit Opportunities ETF	$43	0.86%
[2]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 98,474,757
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$98,474,757
Number of Holdings	7
Portfolio Turnover	111%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top 10 Issuers	(%)
Vanguard Short-Term Treasury ETF	30.2%
Vanguard Intermediate-Term Treasury ETF	26.1%
Janus Henderson AAA CLO ETF	22.6%
PGIM Ultra Short Bond ETF	16.3%
Vanguard Long-Term Treasury ETF	4.7%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/
Class R
Shareholder Report [Line Items]
Fund Name	Kensington Defender Fund
Class Name	Class R
Trading Symbol	DFNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Defender Fund for the period of January 26, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/defender-fund/. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/defender-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$97	2.23%
[3]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.23%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2026, approximately 0% of the Fund’s distributions were considered net investment income and the remaining approximate 100% of the distributions were considered return of capital.

Net Assets	$ 104,878,496
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$104,878,496
Number of Holdings	19
Portfolio Turnover	127%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	49.3%
Common Stocks	4.3%
Purchased Options	0.5%
Written Options	-0.4%
Cash & Other	46.3%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	16.3%
State Street SPDR Portfolio Emerging Markets ETF	6.1%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.1%
Franklin FTSE Japan ETF	6.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.9%
Invesco QQQ Trust Series 1	5.7%
Galaxy Plus Fund Cane	4.3%
abrdn Physical Gold Shares ETF	3.1%
S&P 500 Index	0.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/defender-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Defender Fund
Class Name	Institutional Class
Trading Symbol	DFNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/defender-fund/. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/defender-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$81	1.55%
[4]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.55%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2026, approximately 0% of the Fund’s distributions were considered net investment income and the remaining approximate 100% of the distributions were considered return of capital.

Net Assets	$ 104,878,496
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$104,878,496
Number of Holdings	19
Portfolio Turnover	127%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	49.3%
Common Stocks	4.3%
Purchased Options	0.5%
Written Options	-0.4%
Cash & Other	46.3%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	16.3%
State Street SPDR Portfolio Emerging Markets ETF	6.1%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.1%
Franklin FTSE Japan ETF	6.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.9%
Invesco QQQ Trust Series 1	5.7%
Galaxy Plus Fund Cane	4.3%
abrdn Physical Gold Shares ETF	3.1%
S&P 500 Index	0.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/defender-fund/
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	KAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	1.58%
[5]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.58%
Net Assets	$ 1,852,206,501
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,852,206,501
Number of Holdings	12
Portfolio Turnover	89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	50.9%
Cash & Other	49.1%

Top 10 Issuers	(%)
Vanguard Ultra Short Bond ETF	11.1%
PGIM Ultra Short Bond ETF	10.9%
JPMorgan Ultra-Short Income ETF	7.4%
iShares Floating Rate Bond ETF	5.8%
Janus Henderson Short Duration Income ETF	5.4%
VanEck IG Floating Rate ETF	4.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
AB Ultra Short Income ETF	2.4%
BNY Mellon Ultra Short Income ETF	0.4%
Capital Group Ultra Short Income ETF	0.4%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	KAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$123	2.33%
[6]
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.33%
Net Assets	$ 1,852,206,501
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,852,206,501
Number of Holdings	12
Portfolio Turnover	89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	50.9%
Cash & Other	49.1%

Top 10 Issuers	(%)
Vanguard Ultra Short Bond ETF	11.1%
PGIM Ultra Short Bond ETF	10.9%
JPMorgan Ultra-Short Income ETF	7.4%
iShares Floating Rate Bond ETF	5.8%
Janus Henderson Short Duration Income ETF	5.4%
VanEck IG Floating Rate ETF	4.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
AB Ultra Short Income ETF	2.4%
BNY Mellon Ultra Short Income ETF	0.4%
Capital Group Ultra Short Income ETF	0.4%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Institutional Class
Trading Symbol	KAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$70	1.33%
[7]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
Net Assets	$ 1,852,206,501
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,852,206,501
Number of Holdings	12
Portfolio Turnover	89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	50.9%
Cash & Other	49.1%

Top 10 Issuers	(%)
Vanguard Ultra Short Bond ETF	11.1%
PGIM Ultra Short Bond ETF	10.9%
JPMorgan Ultra-Short Income ETF	7.4%
iShares Floating Rate Bond ETF	5.8%
Janus Henderson Short Duration Income ETF	5.4%
VanEck IG Floating Rate ETF	4.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
AB Ultra Short Income ETF	2.4%
BNY Mellon Ultra Short Income ETF	0.4%
Capital Group Ultra Short Income ETF	0.4%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Kensington Hedged Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Kensington Hedged Premium Income ETF
Class Name	Kensington Hedged Premium Income ETF
Trading Symbol	KHPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Hedged Premium Income ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kensington Hedged Premium Income ETF	$48	0.95%
[8]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 9% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2026, approximately 4% of the Fund’s distributions were considered net investment income and the remaining approximate 96% of the distributions were considered return of capital.

Net Assets	$ 401,464,404
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$401,464,404
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	100.1%
Purchased Options	1.3%
Written Options	-1.4%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	100.1%
S&P 500 Index	-0.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class A
Trading Symbol	KAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$80	1.60%
[9]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
Net Assets	$ 729,675,924
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$729,675,924
Number of Holdings	16
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Open-End Funds	59.3%
Exchange Traded Funds	40.5%
Cash & Other	0.2%

Top 10 Issuers	(%)
American High-Income Trust	20.9%
State Street SPDR Portfolio High Yield Bond ETF	11.1%
iShares Broad USD High Yield Corporate Bond ETF	10.5%
Manning & Napier High Yield Bond Series	8.9%
Fidelity Capital & Income Fund	7.9%
BlackRock High Yield Portfolio	7.0%
Xtrackers USD High Yield Corporate Bond ETF	6.4%
PIMCO Multisector Bond Active ETF	6.3%
MML Barings High Yield Fund	5.8%
VanEck Fallen Angel High Yield Bond ETF	5.0%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class C
Trading Symbol	KAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$117	2.35%
[10]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.35%
Net Assets	$ 729,675,924
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$729,675,924
Number of Holdings	16
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Open-End Funds	59.3%
Exchange Traded Funds	40.5%
Cash & Other	0.2%

Top 10 Issuers	(%)
American High-Income Trust	20.9%
State Street SPDR Portfolio High Yield Bond ETF	11.1%
iShares Broad USD High Yield Corporate Bond ETF	10.5%
Manning & Napier High Yield Bond Series	8.9%
Fidelity Capital & Income Fund	7.9%
BlackRock High Yield Portfolio	7.0%
Xtrackers USD High Yield Corporate Bond ETF	6.4%
PIMCO Multisector Bond Active ETF	6.3%
MML Barings High Yield Fund	5.8%
VanEck Fallen Angel High Yield Bond ETF	5.0%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Institutional Class
Trading Symbol	KAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$68	1.35%
[11]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 729,675,924
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$729,675,924
Number of Holdings	16
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Open-End Funds	59.3%
Exchange Traded Funds	40.5%
Cash & Other	0.2%

Top 10 Issuers	(%)
American High-Income Trust	20.9%
State Street SPDR Portfolio High Yield Bond ETF	11.1%
iShares Broad USD High Yield Corporate Bond ETF	10.5%
Manning & Napier High Yield Bond Series	8.9%
Fidelity Capital & Income Fund	7.9%
BlackRock High Yield Portfolio	7.0%
Xtrackers USD High Yield Corporate Bond ETF	6.4%
PIMCO Multisector Bond Active ETF	6.3%
MML Barings High Yield Fund	5.8%
VanEck Fallen Angel High Yield Bond ETF	5.0%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized